Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-13 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Capital Reserves Class
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187